ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3. ACQUISITIONS

Charles River Laboratories International Inc. (“Charles River”)

On April 26, 2010, the Company and Charles River, a Boston-based contract research organization, entered into an Agreement and Plan of Arrangement, referred to as an acquisition agreement. On July 29, 2010, the Company signed a termination agreement with Charles River to terminate the acquisition agreement. In accordance with the terms of the termination agreement, on July 29, 2010, the Company received a $30.0 million termination fee payment from Charles River in full satisfaction of the parties' obligations under the acquisition agreement. The termination agreement also included mutual releases of any claims and liabilities arising out of or relating to the acquisition agreement. Of the $30.0 million termination fee, $5.0 million was used to offset the merger-related costs recorded in general and administrative expenses and the remaining $25.0 million was recorded in other income, net.

Abgent Inc. and its subsidiaries (“Abgent”)

On October 14, 2011, the Company acquired Abgent, a provider of biological research reagent products and services based in Suzhou, PRC, and San Diego, United States.

The purchase price of $12.1 million includes an $ 8.8 million cash payment on the acquisition date and an additional $3.3 million, which represents the fair value of a $5.0 million contingent cash payment to be made based on the achievement of certain revenue targets over the next two years. The fair value of the contingent cash consideration was estimated using a probability-weighted discounted cash flow model. Key assumptions include probabilities assigned to revenues and a discount rate based on the Company's estimated borrowing costs.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,340
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	8,410
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

The $8.4 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names and patents under the relief-from-royalty method. This fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand name, royalty rates and estimated asset lives. Customer relationships were valued using the excess earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated life cycle and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

MedKey

On October 31, 2011, the Company acquired MedKey, two clinical research services companies based in Shanghai, PRC.

The purchase price of $4.1 million included a $3.4 million cash payment on the acquisition date and $0.7 million representing the present value of a $0.7 million cash payment due in two years from the acquisition date.

The acquisition was accounted for under acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

The $1.6 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names under the relief-from-royalty method. This fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand names, royalty rates and estimated asset lives. Customer relationships were valued using the excess earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated life cycle and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

Chemdepo

On March 30, 2011, the Company acquired Chemdepo, a U.S.—based service provider for the pharmaceutical industry. Chemdepo primarily offers radioactive chemistry compound synthesis services.

The total purchase price was $1.4 million. The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

The $0.7 million of goodwill was assigned to the laboratory services segment.